UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:          Craig A. Drill
               d/b/a/ Craig Drill Capital Corporation and
               Craig Drill Capital, LLC

Address:       767 Fifth Avenue
               50th Floor
               New York, NY 10152

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Craig A. Drill
Title:  Investment Manager / Managing Member
Phone:  (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill           New York, New York            February 13, 2004
-----------------------     --------------------------  ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
               NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $118,830.60
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                       FORM 13F INFORMATION TABLE
                                                             Craig A. Drill
                                                           December 31, 2003


           COLUMN 1              COLUMN 2          COLUMN 3   COLUMN 4      COLUMN 5            COLUMN 6  COLUMN 7     COLUMN 8

                                                               VALUE    SHRS OR   SH/PRN PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS      CUSIP      (X$1000)  PRN AMT   $0.000 CALL DISCRETION  MANAGER  SOLE  SHARED NONE

BP Plc                         SPONSORED ADR     055622104    4,487.00     97,000   SH           Sole      None     97,000   0   0
Burlington Northern Santa Fe   COM               12189T104    1,581.90  48,900.00   SH           Sole      None  48,900.00   0   0
Cambrex Corp                   COM               132011107    4,011.30    158,800   SH           Sole      None    158,800   0   0
Celgene Corp                   COM               151020104    2,176.70     48,500   SH           Sole      None     48,500   0   0
Centex Corp                    COM               152312104    1,959.20     18,200   SH           Sole      None     18,200   0   0
Central VT Pub Svc Corp        COM               155771108      754.40     32,100   SH           Sole      None     32,100   0   0
Companhia Vale Do Rio Doce     SPONSORED ADR     204412209    2,995.20     51,200   SH           Sole      None     51,200   0   0
Comarco Inc                    COM               200080109    2,715.40    246,850   SH           Sole      None    246,850   0   0
DPL Inc                        COM               233293109    1,384.20     66,300   SH           Sole      None     66,300   0   0
Ethan Allen Interiors Inc      COM               297602104    1,034.40     24,700   SH           Sole      None     24,700   0   0
Fidelity Natl Finl Inc         COM               316326107      287.00      7,400   SH           Sole      None      7,400   0   0
Genentech Inc                  COM               368710406    3,087.80     33,000   SH           Sole      None     33,000   0   0
Genesee Wyo Inc                CL A              371559105    2,983.00     94,700   SH           Sole      None     94,700   0   0
Gildan Activewear Inc          SUB VTG SHS A     375916103    1,590.30     51,500   SH           Sole      None     51,500   0   0
Green Mountain Power Corp      COM               393154109      597.00     25,300   SH           Sole      None     25,300   0   0
IGEN Inc                       COM               449536101    1,042.00     17,700   SH           Sole      None     17,700   0   0
Imclone Systems, Inc           COM               45245W109    2,617.00     66,000   SH           Sole      None     66,000   0   0
I-STAT Corp                    COM               450312103    1,471.90     96,200   SH           Sole      None     96,200   0   0
Laboratory Corp Amer Hldgs     COM NEW           50540R409    2,146.80     58,100   SH           Sole      None     58,100   0   0
Longview Fibre Co              COM               543213102      855.90     69,300   SH           Sole      None     69,300   0   0
Luminex Corp Del               COM               55027E102    7,188.80    766,400   SH           Sole      None    766,400   0   0
New Jersey Res                 COM               646025106      993.60     97,200   SH           Sole      None     97,200   0   0
New York Times Co              CL A              650111107    4,726.10     98,900   SH           Sole      None     98,900   0   0
Nicor Inc                      COM               654086107      435.70     12,800   SH           Sole      None     12,800   0   0
Nike Inc                       CL B              654106103    3,101.20     45,300   SH           Sole      None     45,300   0   0
Nordstrom Inc                  COM               655664100    1,721.90     50,200   SH           Sole      None     50,200   0   0
Norfolk Southern Corp          COM               655844108    3,202.20    135,400   SH           Sole      None    135,400   0   0
Northwest Bancorp Inc Pa       COM               667328108    1,389.20     65,100   SH           Sole      None     65,100   0   0
NYFIX Inc                      COM               670712108    1,854.90    234,200   SH           Sole      None    234,200   0   0
Oxford Health Plans Inc        COM               691471106    7,338.50    168,700   SH           Sole      None    168,700   0   0
Palomar Med Technologies Inc   COM               697529303    4,382.60    416,000   SH           Sole      None    416,000   0   0
Plumtree Software Inc          COM               72940Q104      306.40     65,200   SH           Sole      None     65,200   0   0
Polymedica Corp                COM               731738100    8,216.00    312,400   SH           Sole      None    312,400   0   0
Protective Life Corp           COM               743674103    1,861.20     55,000   SH           Sole      None     55,000   0   0
Q MED                          COM               747914109    1,375.10    120,200   SH           Sole      None    120,200   0   0
Questcor Pharmaceuticals Inc   COM               74835Y101       67.80     91,600   SH           Sole      None     91,600   0   0
Radvision Ltd                  ORD               M81869105      120.90  10,600.00   SH           Sole      None  10,600.00   0   0
Royal Dutch Pete Co            NY REG EUR. 56    780257804    4,977.10     95,000   SH           Sole      None     95,000   0   0
Ryder Sys                      COM               783549108    4,453.20    130,400   SH           Sole      None    130,400   0   0
Saks Inc                       COM               79377W108      571.50     38,000   SH           Sole      None     38,000   0   0
Sigma Designs Inc              COM               826565103      143.80     19,100   SH           Sole      None     19,100   0   0
South Jersey Inds Inc          COM               838518108    3,106.40     76,700   SH           Sole      None     76,700   0   0
Sun Bancorp Inc                COM               866663B102      58.70      2,200   SH           Sole      None      2,200   0   0
Therasense Inc                 COM               883381105    1,424.70     70,600   SH           Sole      None     70,600   0   0
Third Wave Technologies Inc    COM               88428W108    2,859.70    628,500   SH           Sole      None    628,500   0   0
Union Pac Corp                 COM               907818108    3,800.60     54,700   SH           Sole      None     54,700   0   0
UnumProvident Corp             COM               91529Y106      362.70     23,000   SH           Sole      None     23,000   0   0
Vasogen Inc                    COM               92232F103    1,311.00    174,800   SH           Sole      None    174,800   0   0
Vectren Corp                   COM               92240G101      884.90     35,900   SH           Sole      None     35,900   0   0
Wal Mart Stores Inc            COM               931142103      652.50     12,300   SH           Sole      None     12,300   0   0
Westfield Financial Inc        COM               96008D101    1,499.40     61,000   SH           Sole      None     61,000   0   0
Williams Cos Inc Del           COM               969457100    2,818.30    287,000   SH           Sole      None    287,000   0   0
Zenith Natl Ins Corp           COM               989390109    1,845.60     56,700   SH           Sole      None     56,700   0   0

                                                     Total  118,830.60


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